Inflation Managed Bond ETF Expense Example - Inflation Managed Bond ETF - ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	111
Expense Example, with Redemption, 5 Years	205
Expense Example, with Redemption, 10 Years	$ 479